Share-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 43,627	$ 47,100	$ 49,507
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance achievement, percentage of granted shares (up to)	200.00%
Share-based payment arrangements | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Share-based payment arrangements | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in USD per share)	$ 0
Pre-vesting forfeitures percentage	6.00%
Unrecognized share-based compensation expense related to employee stock option awards	$ 58,700
Unrecognized share-based compensation expense recognized weighted average period, years	1 year 4 months 2 days
Weighted-average grant date fair value of restricted stock units granted (in USD per share)	$ 42.88	$ 44.37	$ 45.49
Total fair value of restricted stock units	$ 74,100	$ 39,400	$ 55,800
The 2005 and 2014 Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved and available for issuance under the plan (in shares)	12.9